Cover	Oct. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 04, 2024
Entity File Number	1-41793
Entity Registrant Name	REVELYST, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	88-3763984
Entity Address, Address Line One	P.O. Box 1411
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02901
City Area Code	763
Local Phone Number	433-1000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Entity Emerging Growth Company	false
Entity Central Index Key	0001943705
Amendment Flag	false